PRINCIPAL ACTIVITIES AND ORGANIZATION - Principal Activities, Operation and organization (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Jun. 30, 2021 CNY (¥) shares	Jun. 30, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 shares	Dec. 31, 2019 shares
PRINCIPAL ACTIVITIES AND ORGANIZATION
Proceeds from IPO	¥ 1,600,300	$ 247,200	¥ 1,621,154	$ 254,394
Class B Ordinary shares
PRINCIPAL ACTIVITIES AND ORGANIZATION
Issuance of ordinary shares (in shares)	63,000,000	63,000,000
Price per share | $ / shares		$ 13.00
Ordinary Shares
PRINCIPAL ACTIVITIES AND ORGANIZATION
Issuance of ordinary shares (in shares)	21,000,000	21,000,000
Ordinary Shares | Class B Ordinary shares
PRINCIPAL ACTIVITIES AND ORGANIZATION
Issuance of ordinary shares (in shares)			55,903,960	55,903,960	6,070,232	3,456,987